Note 10 - Lease Commitments and Total Rental Expense (Tables)	6 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	At December 31, 2014	At June 30, 2014

Within one year	$415	$415
One to two years	421	415
Two to three years	388	431
Three to four years	324	333
Four to five years	172	263
Thereafter	237	307
	$1,957	$2,164